SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of assumptions used to determine estimated fair value of options

The Group determined the estimated fair value of the options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm. The following assumptions were used.

	As of December 31,
Grant date	2019	2020	2021
Risk-free interest rate	3.20%	—	—
Volatility	54.60%	—	—
Dividend yield	—	—	—
Exercise multiples	2.2-2.8	—	—
Life of options (in years)	10	—	—
Fair value of underlying ordinary shares	72.1	—	—

Summary of options activities

A summary of options activities during the year ended December 31, 2021 is presented below:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (years)	Average instristic value
Options outstanding at January 1, 2021	7,850,864	0.01	23.53	7.61	3,973,335
Granted	—	—	—
Exercised	751,743	0.01	27.13
Forfeited	1,355,260	0.01	39.33
Cancelled	530,700	0.01	72.12
Options outstanding at December 31, 2021	5,213,161	0.01	13.96	6.63	96,622
Options vested and expected to vest as of December 31, 2021	5,213,161	0.01	13.96	6.63	96,622
Options exercisable as of December 31, 2021	841,611	0.01	5.01	5.70	15,599

Summary of the RSUs activity

13.
SHARE-BASED COMPENSATION - continued

Restricted Stock Units - continued

A summary of the RSUs activity during the year ended December 31, 2021 is presented below:

RSUs
Unvested balance at January 1, 2021	2,299,282
Granted	4,135,425
Vested	824,723
Forfeited	2,286,139
Cancelled	332,041
Unvested balance at December 31, 2021	2,991,804